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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                    FORM 13 F


Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [  ]: Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          767 Fifth Avenue, 12th Floor
                  New York, New York 10153

Form 13F File Number: 028-11916

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:    Timothy R. Barakett
Title:   Chairman and Chief Executive Officer
Phone:   212-256-8000

Signature, Place, and Date of Signing:

/s/ Kevin Tagami*    New York, New York                 February 13, 2009
[Signature]          [City, State]                       [Date]

* Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[  ]     13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             1

Form 13F Information Table Entry Total:                        40

Form 13F Information Table Value Total:               $1,965,017
                                                    (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which report is filed, other than the manager filing this report.

No.   Form 13F File Number           Name
---   -------------------------      ------------------

1    028-12928                       Atticus Management Limited

                                                                FORM 13F

                                                            INFORMATION TABLE

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ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------
                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BAIDU COM INC        SPON ADR REP A     056752108  $ 69,287   530,654   SH  NULL   DEFINED       1            0      530,654      0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BOEING CO            COM                097023105  $ 34,038   797,695   SH  NULL   DEFINED       1            0     797,695       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BOEING CO            COM                097023105  $ 85,340   2,000,000 SH  CALL   DEFINED       1            0   2,000,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BOEING CO            COM                097023105  $ 42,670   1,000,000 SH   PUT   DEFINED       1            0   1,000,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON
NORTHN SANTA FE C    COM                12189T104  $ 40,132   530,069   SH  NULL   DEFINED       1            0     530,069       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC        COM                12572Q105  $ 41,622   200,000   SH   PUT   DEFINED       1            0     200,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC        COM                12572Q105  $ 54,844   263,533   SH  NULL   DEFINED       1            0     263,533       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC        COM                12572Q105  $ 41,622   200,000   SH  CALL   DEFINED       1            0     200,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE       SPONSORED
DO RIO DOCE          ADR                204412209  $ 24,092   1,989,448 SH  NULL   DEFINED       1            0   1,989,448       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE       SPONSORED
DO RIO DOCE          ADR                204412209   $ 53,299  4,401,200 SH  CALL   DEFINED       1            0   4,401,200       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CSX CORP             COM                126408103   $ 33,511  1,032,060 SH  NULL   DEFINED       1            0   1,032,060       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CSX CORP             COM                126408103   $ 53,316  1,642,000 SH  CALL   DEFINED       1            0   1,642,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC             COM                278642103   $ 15,723  1,126,256 SH  NULL   DEFINED       1            0   1,126,256       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EMISPHERE
TECHNOLOGIES INC     COM                291345106   $ 932     1,179,984 SH  NULL   DEFINED       1            0   1,179,984       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GO          COM                35671D857   $ 7,879   322,400   SH  NULL   DEFINED       1            0     322,400       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GO          COM                35671D857   $ 32,136  1,314,900 SH  CALL   DEFINED       1            0   1,314,900       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC           CL A               38259P508   $ 24,213   78,704   SH  NULL   DEFINED       1            0      78,704       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC           CL A               38259P508   $ 199,973   650,000 SH  CALL   DEFINED       1            0     650,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC           CL A               38259P508   $ 61,530    200,000 SH   PUT   DEFINED       1            0     200,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INTERCONTINENTAL
EXCHANGE INC         COM                45865V100   $ 56,455    684,802 SH  NULL   DEFINED       1            0     684,802       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR           MSCI EMERG MKT     464287234   $ 43,854  1,756,271 SH  NULL   DEFINED       1            0   1,756,271       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC       CL A               57636Q104   $ 135,784   950,000 SH  CALL   DEFINED       1            0     950,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC       CL A               57636Q104   $ 28,586   200,000  SH   PUT   DEFINED       1            0     200,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC       CL A               57636Q104   $ 41,929   293,356  SH  NULL   DEFINED       1            0     293,356       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP       COM                594918104   $ 103,203 5,308,816 SH  NULL   DEFINED       1            0   5,308,816       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP       COM                594918104   $ 116,640 6,000,000 SH  CALL   DEFINED       1            0   6,000,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW      COM                61166W101   $ 35,009    497,645 SH  NULL   DEFINED       1            0     497,645       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK
SOUTHERN CORP        COM                655844108   $ 32,771    696,520 SH  NULL   DEFINED       1            0     696,520       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT        COM                629491101   $ 27,380  1,000,000 SH   PUT   DEFINED       1            0   1,000,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT        COM                629491101   $ 77,565  2,832,910 SH  NULL   DEFINED       1            0   2,832,910       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT        COM                629491101   $ 27,380  1,000,000 SH  CALL   DEFINED       1            0   1,000,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP          COM                68389X105   $ 38,279  2,159,000 SH  NULL   DEFINED       1            0   2,159,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP          COM                68389X105   $ 44,325  2,500,000 SH  CALL   DEFINED       1            0   2,500,000       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PEABODY
ENERGY CORP          COM                704549104   $ 1,836     80,700  SH  NULL   DEFINED       1            0      80,700       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
POTASH CORP
SASK INC             COM                73755L107   $ 123,791 1,690,672 SH  NULL   DEFINED       1            0   1,690,672       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
U S G CORP           COM NEW            903293405   $ 3,654     454,436 SH  NULL   DEFINED       1            0     454,436       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP       COM                907818108   $ 44,769    936,592 SH  NULL   DEFINED       1            0     936,592       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY
CORP NEW            COM                 91913Y100   $ 29,307  1,354,280 SH  NULL   DEFINED       1            0   1,354,280       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
VISA INC            COM CL A            92826C839   $ 30,446    580,471 SH  NULL   DEFINED       1            0     580,471       0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO
& CO NEW            COM                 949746101   $ 5,896     200,000 SH  NULL   DEFINED       1            0     200,000       0
------------------------------------------------------------------------------------------------------------------------------------

